Investments in Receivables (Details) - USD ($)		9 Months Ended		12 Months Ended
	Nov. 19, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments in Receivables
Discount rate	8.75%
Payment collection period, minimum	2 years
Payment collection period, maximum	29 years
Interest income recognized		$ 605,180	$ 522,994	$ 709,030	$ 742,185	$ 356,348
Activity in investments in receivables
Investments in receivables - beginning		8,665,274	9,085,281	9,085,281	9,743,976
Acquisitions		130,200
Fair value adjustment		11,862		284,294
Impairments				(4,465)	(25,304)
Repayment of receivables		(523,608)	(596,926)	(751,735)	(702,368)	(267,373)
Interest accretion		21,450	$ 49,356	51,899	68,977	49,978
Investments in receivables - ending		$ 8,305,178		8,665,274	$ 9,085,281	$ 9,743,976
Annual amounts of investments in receivables due
2015				1,368,772
2016				1,430,049
2017				1,561,423
2018				1,377,750
2019				893,149
Thereafter				6,637,990
Total				13,269,133
Interest				4,603,859
Principal				$ 8,665,274